Property, plant and equipment - Reconciliation of Changes in Property, Plant, and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment
Balance at beginning of period	$ 189,456
Additions	31,034	$ 27,581	$ 29,606
Impairment for the year		(1,711)	(877)
Balance at end of period	204,538	189,456
Gross carrying amount
Property, plant and equipment
Balance at beginning of period	271,802	248,124
Additions	31,034	27,581
Impairments		(3,396)
Disposals	(52)	(236)
Derecognition		(256)
Reallocate of right of use asset	(519)
Foreign exchange movement	113	(15)
Balance at end of period	302,378	271,802	248,124
Accumulated depreciation, amortisation and impairment
Property, plant and equipment
Balance at beginning of period	(82,346)	(68,475)
Depreciation for the year	(15,697)	(16,021)
Impairment for the year		(1,711)
Impairments		3,396
Disposals	36	204
Derecognition		256
Reallocate of right of use asset	217
Foreign exchange movement	(50)	5
Balance at end of period	(97,840)	(82,346)	(68,475)
Land and buildings
Property, plant and equipment
Balance at beginning of period	6,414
Balance at end of period	7,636	6,414
Land and buildings | Gross carrying amount
Property, plant and equipment
Balance at beginning of period	16,871	16,686
Additions	4	214
Impairments		(29)
Reallocations between asset classes	2,369
Balance at end of period	19,244	16,871	16,686
Land and buildings | Accumulated depreciation, amortisation and impairment
Property, plant and equipment
Balance at beginning of period	(10,457)	(9,362)
Depreciation for the year	(1,151)	(1,102)
Impairment for the year		(22)
Impairments		29
Balance at end of period	(11,608)	(10,457)	(9,362)
Right-of-use assets
Property, plant and equipment
Balance at beginning of period	288
Balance at end of period		288
Right-of-use assets | Gross carrying amount
Property, plant and equipment
Balance at beginning of period	506	501
Additions		265
Derecognition		(256)
Reallocate of right of use asset	(519)
Foreign exchange movement	13	(4)
Balance at end of period		506	501
Right-of-use assets | Accumulated depreciation, amortisation and impairment
Property, plant and equipment
Balance at beginning of period	(218)	(345)
Depreciation for the year		(127)
Derecognition		256
Reallocate of right of use asset	217
Foreign exchange movement	1	(2)
Balance at end of period		(218)	(345)
Mine development, infrastructure and other
Property, plant and equipment
Balance at beginning of period	118,431
Balance at end of period	142,476	118,431
Mine development, infrastructure and other | Gross carrying amount
Property, plant and equipment
Balance at beginning of period	143,426	118,398
Additions		128
Reallocations between asset classes	31,506	24,900
Balance at end of period	174,932	143,426	118,398
Mine development, infrastructure and other | Accumulated depreciation, amortisation and impairment
Property, plant and equipment
Balance at beginning of period	(24,995)	(17,806)
Depreciation for the year	(7,461)	(7,189)
Balance at end of period	(32,456)	(24,995)	(17,806)
Assets under construction
Property, plant and equipment
Balance at beginning of period	31,256
Balance at end of period	12,873	31,256
Assets under construction | Gross carrying amount
Property, plant and equipment
Balance at beginning of period	31,256	32,134
Additions	24,358	24,695
Reallocations between asset classes	(42,748)	(25,573)
Foreign exchange movement	7
Balance at end of period	12,873	31,256	32,134
Decommissioning assets
Property, plant and equipment
Balance at beginning of period	2,948
Balance at end of period	2,887	2,948
Decommissioning assets | Gross carrying amount
Property, plant and equipment
Balance at beginning of period	3,811	3,494
Additions	(61)	317
Balance at end of period	3,750	3,811	3,494
Decommissioning assets | Accumulated depreciation, amortisation and impairment
Property, plant and equipment
Balance at beginning of period	(863)	(786)
Depreciation for the year		(77)
Balance at end of period	(863)	(863)	(786)
Plant and equipment
Property, plant and equipment
Balance at beginning of period	29,042
Balance at end of period	34,961	29,042
Plant and equipment | Gross carrying amount
Property, plant and equipment
Balance at beginning of period	70,283	71,445
Additions	3,254	1,532
Impairments		(3,367)
Reallocations between asset classes	8,873	673
Balance at end of period	82,410	70,283	71,445
Plant and equipment | Accumulated depreciation, amortisation and impairment
Property, plant and equipment
Balance at beginning of period	(41,241)	(35,820)
Depreciation for the year	(6,208)	(7,099)
Impairment for the year		(1,689)
Impairments		3,367
Balance at end of period	(47,449)	(41,241)	(35,820)
Fixtures and fittings
Property, plant and equipment
Balance at beginning of period	639
Balance at end of period	1,510	639
Fixtures and fittings | Gross carrying amount
Property, plant and equipment
Balance at beginning of period	2,090	1,861
Additions	1,180	243
Disposals	(11)	(3)
Foreign exchange movement	93	(11)
Balance at end of period	3,352	2,090	1,861
Fixtures and fittings | Accumulated depreciation, amortisation and impairment
Property, plant and equipment
Balance at beginning of period	(1,451)	(1,255)
Depreciation for the year	(346)	(205)
Disposals	6	2
Foreign exchange movement	(51)	7
Balance at end of period	(1,842)	(1,451)	(1,255)
Motor vehicles
Property, plant and equipment
Balance at beginning of period	438
Balance at end of period	2,195	438
Motor vehicles | Gross carrying amount
Property, plant and equipment
Balance at beginning of period	3,559	3,605
Additions	2,299	187
Disposals	(41)	(233)
Balance at end of period	5,817	3,559	3,605
Motor vehicles | Accumulated depreciation, amortisation and impairment
Property, plant and equipment
Balance at beginning of period	(3,121)	(3,101)
Depreciation for the year	(531)	(222)
Disposals	30	202
Balance at end of period	(3,622)	(3,121)	$ (3,101)
Drill rigs, Lima plant, sinking headgear and other
Property, plant and equipment
Balance at beginning of period	$ 0
Balance at end of period		0
Drill rigs
Property, plant and equipment
Impairments		(309)
Lima plant
Property, plant and equipment
Impairments		(1,204)
Sinking headgear
Property, plant and equipment
Impairments		(91)
Other assets
Property, plant and equipment
Impairments		$ (107)